NOTE 5 - SUBSEQUENT EVENTS	6 Months Ended	12 Months Ended
	Mar. 31, 2021	Sep. 30, 2020
Notes
NOTE 5 - SUBSEQUENT EVENTS

NOTE 5 – SUBSEQUENT EVENTS

The Company has evaluated subsequent events from the balance sheet date through the date the financial statements were issued, and determined that there are no events requiring disclosure.

NOTE 7 – Subsequent Events

The Company has evaluated subsequent events from the balance sheet date through the date of the financial statements were issued, and determined that there are no events requiring disclosure.